Unrecognized contractual commitments (excluding Orange Bank) - Purchase commitments (Details) € in Millions	Nov. 28, 2019 site	Dec. 31, 2019 EUR (€)
Disclosure of unrecognized contractual commitments [line items]
Number of minimum mobile sites | site	900
Hosting services usage period	20 years
Purchase commitment, handsets [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments		€ 395
Purchase commitment, transmission capacity [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments		572
Purchase commitment, satellite transmission capacity [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments		225
Purchase commitment, other goods and services [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments		2,816
Purchase commitment, TowerCos site management [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments		276
Purchase commitment, network maintenance [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments		305
Purchase commitment, submarine cable maintenance [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments		220
Purchase commitment, broadcasting rights [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments		€ 671